Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax matters
Presented as deferred tax assets	$ 18,111	$ 18,087
Presented as deferred tax liabilities	(506)	(187)
Net	$ 17,605	$ 17,900	$ 17,296